Submission	Feb. 05, 2025
Submission [Line Items]
Central Index Key	0000040211
Registrant Name	GATX Corporation
Registration File Number	333-264721
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES